Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income Tax Recognized in Profit or Loss

Income tax recognized in profit or loss is comprised of the following:

	Years ended December 31,
	2024	2023
	$	$
Deferred income tax (recovery)/expense	(10,659)	10,659
Total income tax (recovery)/expense	(10,659)	10,659

Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	Years ended December 31,
	2024	2023	2022
	$	$	$

(Loss)/income from continuing operations before taxes	(25,899)	28,240	(32,527)
Income/(loss) from discontinuing operations before taxes	-	1,270,788	(61,041)
Total (loss)/income before taxes	(25,899)	1,299,028	(93,568)

Statutory tax rate	27%	27%	27%

Expected income tax (recovery)/expense at statutory tax rate	(6,993)	350,737	(25,263)

Items not taxable for income tax purposes	(4,311)	(348,159)	9,846
Effect of lower tax rate in foreign jurisdiction	-	(162)	3,048
Foreign exchange related to the weakening of the Argentine Pesos	-	5,670	-
Change in unrecognized deferred tax assets and other	645	2,573	12,369
Tax (recovery)/expense	(10,659)	10,659	0

23.
INCOME TAXES (continued)

Summary of Significant Components of Company's Deferred Tax Assets and Liabilities

The significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31, 2024	December 31, 2023
	$	$
Deferred tax assets:
Tax loss carryforwards	8,351	16,498
Loans to Exar Capital	217	217
Exploration and evaluation assets	21	-
Capital assets	5,234	95
Investment in Cauchari-Olaroz project	71	-
Other	-	268
Deferred tax assets	13,894	17,078

Deferred tax liabilities:
Investment in Cauchari-Olaroz project	-	(1,313)
Investment in Arena Minerals	-	(10,659)
Financing costs	(2,295)	(2,295)
Convertible debt	(11,290)	(13,470)
Other	(309)	-
Deferred tax liabilities	(13,894)	(27,737)

Deferred income tax liability	0	(10,659)

Summary of Temporary Differences for Deferred Tax Assets Recognized

Deductible temporary differences for which no deferred tax assets are recognized as follows:

	December 31, 2024	December 31, 2023
	$	$
Tax loss carryforwards	45,848	48,771
Other	32,564	25,965
	78,412	74,736